Note 18 - Related Party Transactions (Details) - Oil States' Net Investment (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Condensed Cash Flow Statements, Captions [Line Items]
Net increase in Oil States net investment	$ 369,219		$ 166,473		$ 26,568
Oil States [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Cash transfers and general financing activities	(13,255)		29,098		(75,457)
Services received or funding for expenditures	41,725		130,159		88,877
Corporate allocations, including income tax provision (1)	3,950	[1]	7,216	[1]	13,148	[1]
Net increase in Oil States net investment	$ 32,420		$ 166,473		$ 26,568

[1]	Corporate allocations includes the general corporate expense allocations of $2.8 million, $6.1 million and $5.0 million for the years ended December 31, 2014, 2013 and 2012, respectively, the impact of the income tax provision, the allocation of corporate insurance premiums, and the attribution of certain assets and liabilities that have historically been held at the Oil States corporate level, but which are specifically identifiable or otherwise allocable to us. The attributed assets and liabilities are included in Civeo's consolidated balance sheets.